John Hancock
Alternative Asset Allocation Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Affiliated investment companies (A) 64.4%		$313,364,009
(Cost $292,550,237)
Absolute return strategies 33.8%		164,650,117
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	3,534,870	35,949,627
Credit Suisse Managed Futures Strategy Fund (C)	2,581,825	27,418,984
Diversified Macro, Class NAV, JHIT (Graham)	4,197,105	38,193,656
Multi-Asset Absolute Return, Class NAV, JHF II (NIMNAI)	6,197,235	63,087,850
Alternative investment approaches 23.3%		113,456,323
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,359,979	56,112,932
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (D)	5,198,857	57,343,391
Alternative markets 7.3%		35,257,569
Infrastructure, Class NAV, JHIT (Wellington)	1,575,892	22,424,940

Invesco DB Gold Fund (B)(C)	252,065	12,832,629
Unaffiliated investment companies 35.5%		$172,931,847
(Cost $155,665,250)
Absolute return strategies 20.6%		100,434,019
Calamos Market Neutral Income Fund	1,430,961	20,620,153
IQ Merger Arbitrage ETF (E)	585,870	18,935,318
The Arbitrage Fund, Class I	3,022,124	40,012,917
Victory Market Neutral Income Fund	2,184,883	20,865,631
Alternative investment approaches 12.2%		59,160,204
JPMorgan Hedged Equity Fund	2,214,908	59,160,204
Alternative markets 2.7%		13,337,624
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	382,133	7,745,836
Vanguard Real Estate ETF	52,387	5,591,788

	Yield (%)	Shares	Value
Short-term investments 1.4%			$6,592,803
(Cost $6,592,665)
Short-term funds 1.4%			6,592,803
John Hancock Collateral Trust (F)	0.0000(G)	612,909	6,132,211
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(G)	460,592	460,592

Total investments (Cost $454,808,152) 101.3%	$492,888,659
Other assets and liabilities, net (1.3%)	(6,106,935)
Total net assets 100.0%	$486,781,724

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note’s to fund’s investments.
(D)	The subadvisor is an affiliate of the advisor.
(E)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $6,008,772.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Subadvisors of Affiliated Underlying Funds
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
Nordea Investment Management North America, Inc.	(NIMNAI)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Absolute Return Currency	3,534,870	$31,992,526	$5,756,997	$(1,296,083)	$(27,993)	$(475,820)	—	—	$35,949,627
Absolute Return Opportunities	—	20,432,695	368,038	(20,826,910)	(388,652)	414,829	—	—	—
Diversified Macro	4,197,105	38,425,952	1,726,033	(662,108)	(45,039)	(1,251,182)	—	—	38,193,656
Infrastructure	1,575,892	23,084,974	1,100,899	(326,063)	55,052	(1,489,922)	$79,673	—	22,424,940
John Hancock Collateral Trust	612,909	6,545,743	2,838,356	(3,250,786)	315	(1,417)	9,388	—	6,132,211
Multi-Asset Absolute Return	6,197,235	58,527,229	5,953,907	(551,240)	(2,187)	(839,859)	—	—	63,087,850
Seaport Long/Short	4,359,979	55,845,495	1,943,018	(71,828)	5,407	(1,609,160)	—	—	56,112,932
Strategic Income Opportunities	5,198,857	56,545,046	3,010,612	(473,176)	12,670	(1,751,761)	485,521	—	57,343,391
					$(390,427)	$(7,004,292)	$574,582	—	$279,244,607
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Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended November 30, 2021, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Credit Suisse Managed Futures Strategy Fund	2,581,825	$22,257,796	$5,877,844	$(267,694)	$24,074	$(473,036)	—	—	$27,418,984
Invesco DB Gold Fund	252,065	12,934,526	954,139	(768,410)	(80,283)	(207,343)	—	—	12,832,629
					$(56,209)	$(680,379)	—	—	$40,251,613
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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